Average Annual Total Returns	12 Months Ended	60 Months Ended	69 Months Ended	70 Months Ended	120 Months Ended	124 Months Ended	279 Months Ended	628 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		0.38% [1]	2.01%
Lipper Core Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	7.24%	(0.28%)	1.57%		2.11%
T. Rowe Price New Income Fund-Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	(0.66%)			1.72%
Performance Inception Date								Aug. 31, 1973
T. Rowe Price New Income Fund-Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.16%	(2.05%)			0.41%
T. Rowe Price New Income Fund-Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.16%	(1.07%)			0.77%
T. Rowe Price New Income Fund-I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.04%	(0.60%)
Performance Inception Date						Aug. 28, 2015
T. Rowe Price New Income Fund-I Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent					1.82%
T. Rowe Price New Income Fund-Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.58%	(1.13%)			1.33%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price New Income Fund-R Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.27%	(1.32%)			1.07%
Performance Inception Date							Sep. 30, 2002
T. Rowe Price New Income Fund-Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.42%	(0.24%)		0.93%
Performance Inception Date				Mar. 16, 2020

[1]	Return since 3/16/20.
[2]	Return since 3/31/20.